Fees Summary	Oct. 22, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 2,491,642,500.00
Previously Paid Amount	0.00
Total Fee Amount	216,772.91
Total Offset Amount	0.00
Net Fee	216,772.91
Narrative - Max Aggregate Offering Price	$ 2,491,642,500.00
Narrative - Max Aggregate Offering Amount | shares	2,500,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true